Lease Liabilities	12 Months Ended
Dec. 31, 2024
Lease Liabilities [Abstract]
LEASE LIABILITIES

NOTE 13 — LEASE LIABILITIES

Lease liabilities consisted of the following:

	Term of	Annual interest	As of December 31,
	repayments	rate	2023	2024
			US$’000	US$’000
Lease of offices	Within 2 years	5.25%	49	60
Total:			49	60

Representing: –
Current portion			42	42
Non-current portion			7	18
			49	60

On June 28, 2024, the Company entered into a new lease agreement with Wisecome Oil Pte Ltd, a related party, for office space with a lease term of two years. The lease liability is recognized based on the present value of future lease payments, discounted at an annual interest rate of 5.25%, which aligns with the Singapore Prime Lending Rate administered by the Monetary Authority of Singapore.

The right-of-use assets obtained in exchange for new operating lease liabilities for the financial years ended December 31, 2022, 2023 and 2024 were nil, nil and US$70,000.